BUSINESS COMBINATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Revenues	$ 24,923	$ 25,307
Net loss	$ (21,761)	$ (28,369)